Derivative Financial Instruments (Narrative) (Details) - USD ($)	Aug. 12, 2012	Nov. 30, 2014	Oct. 31, 2014
3.40% Senior Notes due 2022 | Senior Notes
Derivative [Line Items]
Aggregate principal of Senior Notes	$ 300,000,000	$ 300,000,000
Senior Notes term	10 years
Interest rate on Senior Notes	3.40%
Interest rate cash flow hedges (1)
Derivative [Line Items]
Amount of debt hedged	$ 200,000,000
Loss from forward starting interest rate swaps	$ 42,700,000
Cash Flow Hedging | Treasury Lock
Derivative [Line Items]
Derivative amount			$ 50,000,000
Derivative interest rate (percent)			2.36%